Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Balance at beginning of year	$ 46,173	$ 43,233
Accretion expense	2,777	2,712
Liabilities incurred	2,240	204
Liabilities settled		(126)
Revisions in estimated cash flows	(2,463)	150
Balance at end of year	$ 48,727	$ 46,173